Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - Restricted Share Units				3 Months Ended	12 Months Ended
	May 30, 2019 shares	Jan. 31, 2019 shares	Dec. 04, 2018 shares	Mar. 31, 2020 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of year				17,565	17,565	18,299	9,799
Granted		12,564	10,329			12,564	10,329
Expired							(1,578)
Forfeited					(46)	(409)	(19)
Released	(8,396)				(10,355)		(232)
Paid in cash	(8,396)			(2,948)	(2,948)	(8,396)
Cancelled						(4,493)
Balance - end of year					4,216	17,565	18,299